Accounts receivable, net (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Credit Loss [Abstract]
Allowance for doubtful accounts net	$ 784,383	¥ 5,513,270	¥ 4,030,967